Description of Business	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Description of Business
1)	DESCRIPTION OF BUSINESS
CEMEX, S.A.B. de C.V., entity that started doing business in 1906, is a publicly traded variable stock corporation
(Sociedad Anónima Bursátil de Capital Variable)
organized under the laws of the United Mexican States, or Mexico, and is a holding company (parent) of entities whose main activities are oriented to the construction industry, through the production, marketing, sale and distribution of cement, ready-mix
concrete, aggregates and other construction materials and services, including urbanization solutions. In addition, CEMEX, S.A.B. de C.V. performs significant business and operational activities in Mexico.
The shares of CEMEX, S.A.B. de C.V. are listed on the Mexican Stock Exchange (“MSE”) as Ordinary Participation Certificates (“CPOs”) (
Certificados de Participación Ordinaria
) under the symbol “CEMEXCPO”. Each CPO represents two series “A” shares and one series “B” share of common stock of CEMEX, S.A.B. de C.V. In addition, CEMEX, S.A.B. de C.V.’s shares are listed on the New York Stock Exchange (“NYSE”) as
American Depositary Shares
(“ADSs”) under the symbol “CX.” Each ADS represents ten CPOs.
The terms “CEMEX, S.A.B. de C.V.” and/or the “Parent Company” used in these accompanying notes to the financial statements refer to CEMEX, S.A.B. de C.V. without its consolidated subsidiaries. The terms the “Company” or “CEMEX” refer to CEMEX, S.A.B. de C.V. together with its consolidated subsidiaries.
The issuance of these consolidated financial statements was authorized by the Board of Directors of CEMEX, S.A.B. de C.V. on February 3, 2022 considering the favorable recommendation of its Audit Committee. These financial statements were approved by the Annual General Ordinary Shareholders’ Meeting of the Parent Company on March 24, 2022.